Document And Entity Information	Oct. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2024
Entity Registrant Name	Iterum Therapeutics plc
Entity Central Index Key	0001659323
Entity Emerging Growth Company	false
Entity File Number	001-38503
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Fitzwilliam Court
Entity Address, Address Line Two	1st Floor
Entity Address, Address Line Three	Leeson Close
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	Not applicable
City Area Code	+353
Local Phone Number	1 6694820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	ITRM
Security Exchange Name	NASDAQ